SIGNIFICANT ACCOUNTING POLICIES - Customer loyalty program (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
Brokerage commission income, gross	$ 1,807,203		$ 441,669	$ 377,731
Less: revenue netted or deferred	(276,155)		(89,044)	(101,634)
Brokerage commission income, net	1,531,048		352,625	276,097
Selling and marketing expenses	385,320	$ 49,697	164,701	98,062
Contract liabilities	8,249		2,126
Customers loyalty program
Selling and marketing expenses	66,395		14,034	$ 38
Contract liabilities	8,249		2,126
Other liabilities	$ 42,253		$ 7,382